16. INVESTMENTS (Details 4) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Share capital		R$ 7,594		R$ 7,294	[1]	R$ 7,294
Equity		R$ 17,478		R$ 15,891	[1],[2]	R$ 15,939	[3]
UFV janauba geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		UFV Janaúba Geração de Energia Elétrica Distribuída
Number of shares		18,509,900
Cemig interest %		49.00%
Share capital		R$ 19
Equity		R$ 21
UFV Corinto Geracao de Energia Eletrica Distribuida [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		UFV Corinto Geração de Energia Elétrica Distribuída
Number of shares		18,000,000
Cemig interest %		49.00%
Share capital		R$ 18
Equity		R$ 20
UFV Manga Geracao de Energia Eletrica Distribuida [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		UFV Manga Geração de Energia Elétrica Distribuída
Number of shares		21,235,933
Cemig interest %		49.00%
Share capital		R$ 21
Equity		R$ 24
UFV Bonfinopolis II Geracao de Energia Eletrica Distribuida [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		UFV Bonfinópolis Geração de Energia Elétrica Distribuída
Number of shares		13,197,187
Cemig interest %		49.00%
Share capital		R$ 13
Equity		R$ 13
UFV lagoa grande geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		UFV Lagoa Grande Geração de Energia Elétrica Distribuída
Number of shares		25,471,844
Cemig interest %		49.00%
Share capital		R$ 25
Equity		R$ 26
UFV lontra geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		UFV Lontra Geração de Energia Elétrica Distribuída
Number of shares		29,010,219
Cemig interest %		49.00%
Share capital		R$ 29
Equity		R$ 29
UFV mato verde geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		UFV Mato Verde Geração de Energia Elétrica Distribuída
Number of shares		11,030,391
Cemig interest %		49.00%
Share capital		R$ 11
Equity		R$ 11
UFV mirabela geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		UFV Mirabela Geração de Energia Elétrica Distribuída
Number of shares		9,320,875
Cemig interest %		49.00%
Share capital		R$ 9
Equity		R$ 9
UFV porteirinha i geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		UFV Porteirinha I Geração de Energia Elétrica Distribuída
Number of shares		12,348,392
Cemig interest %		49.00%
Share capital		R$ 12
Equity		R$ 12
UFV porteirinha ii geracao de energia eletrica distribuida [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		UFV Porteirinha II Geração de Energia Elétrica Distribuída
Number of shares		11,702,733
Cemig interest %		49.00%
Share capital		R$ 12
Equity		R$ 12
Cemig Geracao E Transmissao [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Geração e Transmissão
Number of shares		2,896,785,358
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 4,000		R$ 2,600		R$ 2,600
Equity		R$ 5,842		R$ 5,348		R$ 5,125
Madeira Energia (Santo Antonio plant) [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Madeira Energia (Santo Antônio plant)
Number of shares		12,034,025,147
Cemig interest %		15.51%		15.51%		15.51%
Share capital		R$ 10,620		R$ 10,620		R$ 10,620
Equity		R$ 2,259		R$ 3,705		R$ 4,657
Hidreletrica cachoeirao [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Hidrelétrica Cachoeirão
Number of shares		35,000,000
Cemig interest %		49.00%		49.00%		49.00%
Share capital		R$ 35		R$ 35		R$ 35
Equity		R$ 110		R$ 110		R$ 100
Guanhaes energia [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Guanhães Energia
Number of shares		548,626,000
Cemig interest %		49.00%		49.00%		49.00%
Share capital		R$ 549		R$ 549		R$ 396
Equity		R$ 268		R$ 268		R$ 228
Hidreletrica pipoca [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Hidrelétrica Pipoca
Number of shares		41,360,000
Cemig interest %		49.00%		49.00%		49.00%
Share capital		R$ 41		R$ 41		R$ 41
Equity		R$ 73		R$ 63		R$ 63
Baguari energia [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[4]	Baguari Energia
Number of shares	[4]	26,157,300,278
Cemig interest %	[4]	69.39%		69.39%		69.39%
Share capital	[4]	R$ 187		R$ 187		R$ 187
Equity	[4]	R$ 229		R$ 227		R$ 234
Central eolica praias de parajuru [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Central Eólica Praias de Parajuru
Number of shares		70,560,000
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 71		R$ 72		R$ 72
Equity		R$ 107		R$ 89		R$ 80
Central eolica volta do rio [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Central Eólica Volta do Rio
Number of shares		117,230,000
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 117		R$ 139		R$ 139
Equity		R$ 171		R$ 58		R$ 84
Lightger [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Lightger
Number of shares		79,078,937
Cemig interest %		49.00%		49.00%		49.00%
Share capital		R$ 79		R$ 79		R$ 79
Equity		R$ 106		R$ 95		R$ 86
Alianca norte (belo monte plant) [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Aliança Norte (Belo Monte plant)
Number of shares		41,923,360,811
Cemig interest %		49.00%		49.00%		49.00%
Share capital		R$ 1,209		R$ 1,208		R$ 1,206
Equity		R$ 1,189		R$ 1,266		R$ 1,247
Amazonia energia (belo monte plant) [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[4]	Amazônia Energia (Belo Monte plant)
Number of shares	[4]	1,322,597,723
Cemig interest %	[4]	74.50%		74.50%		74.50%
Share capital	[4]	R$ 1,323		R$ 1,323		R$ 1,322
Equity	[4]	R$ 1,296		R$ 1,380		R$ 1,359
Alianca geracao [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Aliança Geração
Number of shares		1,291,500
Cemig interest %		45.00%		45.00%		45.00%
Share capital		R$ 1,291		R$ 1,291		R$ 1,291
Equity		R$ 1,858		R$ 1,858		R$ 1,858
Retiro baixo [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Retiro Baixo
Number of shares		225,350,000
Cemig interest %		49.90%		49.90%		49.90%
Share capital		R$ 225		R$ 225		R$ 223
Equity		R$ 325		R$ 300		R$ 278
Renova [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[4],[5]	Renova
Number of shares	[4],[5]	41,719,724
Cemig interest %	[4],[5]	36.23%		36.23%		36.23%
Share capital	[4],[5]	R$ 2,961		R$ 2,961		R$ 2,919
Equity	[4],[5]	R$ 1,108		R$ (1,130)		R$ (76)
Usina hidreletrica itaocara S.A. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[6]	Usina Hidrelétrica Itaocara S.A
Number of shares	[6]	71,708,500
Cemig interest %	[6]	49.00%		49.00%		49.00%
Share capital		R$ 72	[6]	R$ 69		R$ 22
Equity		R$ (60)	[6]	R$ (45)		R$ 10
Cemig Ger.Tres Marias S.A. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Ger.Três Marias S.A.
Number of shares		1,291,423,369
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 1,291		R$ 1,291		R$ 1,291
Equity		R$ 1,452		R$ 1,408		R$ 1,396
Cemig Ger.Salto Grande S.A [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Ger.Salto Grande S.A
Number of shares		405,267,607
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 405		R$ 405		R$ 405
Equity		R$ 455		R$ 446		R$ 440
Cemig Ger. Itutinga S.A. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Ger. Itutinga S.A.
Number of shares		151,309,332
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 151		R$ 151		R$ 151
Equity		R$ 180		R$ 180		R$ 179
Cemig geracao camargos s.a. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Geração Camargos S.A.
Number of shares		113,499,102
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 113		R$ 113		R$ 113
Equity		R$ 144		R$ 136		R$ 132
Cemig geracao sul s.a. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Geração Sul S.A.
Number of shares		148,146,505
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 148		R$ 148		R$ 148
Equity		R$ 174		R$ 179		R$ 176
Cemig geracao leste s.a. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Geração Leste S.A.
Number of shares		100,568,929
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 101		R$ 101		R$ 101
Equity		R$ 127		R$ 127		R$ 121
Cemig geracao oeste s.a. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Geração Oeste S.A.
Number of shares		60,595,484
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 61		R$ 61		R$ 61
Equity		R$ 84		R$ 73		R$ 70
Rosal energia s.a. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Rosal Energia S.A. (‘Rosal’)
Number of shares		46,944,467
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 47		R$ 47		R$ 47
Equity		R$ 127		R$ 128		R$ 125
Sa carvalho s.a. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Sá Carvalho S.A. (‘Sá Carvalho’)
Number of shares		361,200,000
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 37		R$ 37		R$ 37
Equity		R$ 115		R$ 124		R$ 94
Horizontes energia s.a [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Horizontes Energia S.A. (‘Horizontes’)
Number of shares		39,257,563
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 39		R$ 39		R$ 39
Equity		R$ 55		R$ 57		R$ 55
Cemig PCH s.a. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig PCH S.A. (‘PCH’)
Number of shares		45,952,000
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 46		R$ 46		R$ 36
Equity		R$ 90		R$ 98		R$ 93
Cemig Geracao Poco Fundo S.A. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[7]	Cemig Geração Poço Fundo S.A.
Number of shares	[7]	1,402,000
Cemig interest %	[7]	100.00%		100.00%		100.00%
Share capital	[7]	R$ 1		R$ 1		R$ 17
Equity	[7]	R$ 4		R$ 4		R$ 18
Empresa De Servicos De Comercializacao De Energia Eletrica S.A. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Empresa de Serviços de Comercialização de Energia Elétrica S.A.
Number of shares		486,000
Cemig interest %		100.00%		100.00%		100.00%
Share capital
Equity		R$ 57		R$ 28		R$ 27
Cemig Comercializadora De Energia Incentivada S.A. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[8]	Cemig Comercializadora de Energia Incentivada S.A.
Number of shares	[8]
Cemig interest %	[8]			100.00%		100.00%
Share capital	[8]			R$ 1		R$ 1
Equity	[8]			R$ 3		R$ 3
Cemig trading s.a. [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Trading S.A. (‘Cemig Trading’)
Number of shares		1,000,000
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 1		R$ 1		R$ 1
Equity		R$ 30		R$ 31		R$ 28
Cemig distribuicao [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Distribuição
Number of shares		2,359,113,452
Cemig interest %		100.00%		100.00%		100.00%
Share capital		R$ 5,372		R$ 5,372		R$ 2,772
Equity		R$ 6,022		R$ 4,708		R$ 4,708
TAESA [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		TAESA
Number of shares		1,033,496,721
Cemig interest %		21.68%		21.68%		21.68%
Share capital		R$ 3,042		R$ 3,042		R$ 3,042
Equity		R$ 6,026		R$ 4,927		R$ 4,572
Ativas data center [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Ativas Data Center
Number of shares		456,540,718
Cemig interest %		19.60%		19.60%		19.60%
Share capital		R$ 182		R$ 182		R$ 182
Equity		R$ 86		R$ 82		R$ 84
Gasmig [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Gasmig
Number of shares		409,255,483
Cemig interest %		99.57%		99.57%		99.57%
Share capital		R$ 665		R$ 665		R$ 665
Equity		R$ 1,079		R$ 988		R$ 1,001
Cemig Geracao Distribuida [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[9]	Cemig Geração Distribuída
Number of shares	[9]
Cemig interest %	[9]			100.00%		100.00%
Share capital	[9]
Equity	[9]			R$ 11		R$ 3
LEPSA [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		LEPSA
Number of shares
Cemig interest %						100.00%
Share capital						R$ 406
Equity						R$ 447
RME [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		RME
Number of shares
Cemig interest %						100.00%
Share capital						R$ 403
Equity						R$ 423
Cemig Sim (Efficientia) [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[10]	Cemig Sim (Efficientia)
Number of shares	[10]	24,431,845
Cemig interest %	[10]	100.00%		100.00%		100.00%
Share capital	[10]	R$ 24		R$ 15		R$ 15
Equity	[10]	R$ 94		R$ 17		R$ 18
Companhia de transmissao centroeste de minas [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[11]	Companhia de Transmissão Centroeste de Minas
Number of shares	[11]	28,000,000
Cemig interest %	[11]	51.00%		51.00%		51.00%
Share capital	[11]	R$ 28		R$ 28		R$ 28
Equity	[11]	R$ 118		R$ 47		R$ 39
Axxiom solucoes tecnologicas [member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Axxiom Soluções Tecnológicas
Number of shares		65,165,000
Cemig interest %		49.00%		49.00%		49.00%
Share capital		R$ 65		R$ 58		R$ 47
Equity		R$ 9		R$ 27		R$ 17

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8
[3]	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load - thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. On August 27, 2020, Aneel published the Dispatch 2,508/2020-SRM-SGT, which set new amounts for distributors' over contracting for the years 2016 and 2017, based on a new valuation criterion established by Aneel Technical Note 97/2020-SRM-SGT - not contained in the regulatory rules which were currently in force. As a result, Cemig D filed an appeal with the Council of Aneel, for the amounts of distribution agents' over contracting to be reset in accordance with the calculation criteria based on maximum effort contained in Aneel Normative Resolution 453/2011. The Company's position on this case is reinforced by the fact that the Brazilian Energy Distributors' Association (Abradee) filed a similar appeal, supported by the opinion of contracted legal advisersadvisors. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this receivable asset, in the amount of R$222 on December 31, 2020, as Other financial components' to be ratified. At the reporting date for this financial statements, this matter was still pending analysis by Aneel.
[4]	Jointly-control under a Shareholders' Agreement.
[5]	In view of Renova's negative net equity, the Company reduced to zero the carrying value of its equity interests in this investee, at December 31, 2018.
[6]	An Extraordinary General Shareholders' Meeting held on August 7, 2019 approved increase in the share capital of Cemig D by R$2,600, through subscription of funds from Advances for Future Capital Increase (AFACs), paid in by the Company, without issuance of new shares.
[7]	The Extraordinary General Meeting of Shareholders held on August 29, 2019 approved changes to the bylaws of the subsidiary, changing its name and its corporate objects. With the alteration, the name of Usina Termeletrica Barreiro S.A. was changed to Cemig Geracao Poco Fundo S.A.
[8]	On October 1, 2020, Cemig GT completed the merger of its subsidiary Cemig Comercializadora de Energia Incentivada S.A., at book value, with consequent extinction of this investee, and the Cemig GT becoming its successor in all its assets, rights and obligations.
[9]	On October 19, 2020, the Cemig Geracao Distribuida was merged with the Company, at book value, with consequent extinction of this investee, and the Company becoming its successor in all its assets, rights and obligations.
[10]	On April 14, 2020, the minute of the Annual General Meeting that decided about changes in this subsidiary's By-laws was registered in the commercial registry authority, changing the name of this subsidiary to Cemig Solucoes Inteligentes em Energia S.A.-CEMIG SIM.
[11]	On January 13, 2020, the Company concluded acquisition of the equity interest of 49% of the share capital held by Eletrobras in Centroeste.